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                            STAGECOACH FUNDS, INC.
                  MONEY MARKET MUTUAL FUND -- CLASS A SHARES
                 CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                  NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                      SUPPLEMENT DATED DECEMBER 19, 1995
                      TO PROSPECTUS DATED JULY 19, 1995

     This Supplement applies only to investors resident in Ohio who purchase shares of Money Market Mutual Fund - Class A Shares:

          The prospectus for the Fund does not comply with Ohio Administrative Code 1301:6-3-09(E)(12), which relates to the limitation of the Fund's investments in restricted securities, thereby distinguishing the Fund from an open-end investment company that meets all of the requirements of paragraphs (E) or (F)(3) of Section 1301:6-3-09 of the Ohio
     Administrative Code. In accord with Ohio Administrative Code Section 1301:6-3-09(G) and as long as the Fund's shares are registered for sale to investors resident in Ohio, the Fund will be permitted to invest more than fifteen percent (15%), but will not invest more than forty-five percent (45%), of its total assets in the "securities of issuers...which are restricted as to disposition" in so far as the Ohio Administrative Code requires this limitation.

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                       [MORRISON & FOERSTER LETTERHEAD]



                              December 20, 1995

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                         Re:  Stagecoach Funds, Inc.
                     Registration Nos. 33-42927; 811-6419
                     ------------------------------------

Ladies/Gentlemen:

        In connection with the registration of Stagecoach Funds, Inc. (the "Company") under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), enclosed for filing is an EDGARized version of a supplement dated December 19, 1995, to the prospectus dated July 19, 1995 describing the Money Market Mutual Fund - Class A Shares, the California Tax-Free Money Market Mutual Fund and the National Tax-Free Money Market Mutual Fund.

        The supplement is being filed to disclose the status of the Funds with regard to certain requirements of the Ohio Administrative Code.


                                                        Very truly yours,

                                                        /s/ Emile R. Molineaux
Enclosures                                              Emile R. Molineaux
                                                        Law Clerk

cc:     Richard H. Blank, Jr.
        Michael A. Nolte
        Mary S. Cwalina
        Elizabeth A. Gottfried
        Robert M. Kurucza
        Marco E. Adelfio
        Catherine S. Wooledge
        Richard F. Morris
        Theresa K. Kelety
        Suzann R. DiGregorio